FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,016	$ 980
Current portion of long-term debt	1,550	1,125
Lease obligations	182	207
Total	2,748	2,312
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	600
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 745	$ 684
Amount of potential borrowings | €			€ 1,500,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)	5.00%	5.50%